MARKETABLE SECURITIES (Tables)	6 Months Ended
Oct. 31, 2014
Schedule of Marketable Securities [Table Text Block]
	October 31, 2014	April 30, 2014
Certificate of deposits	$100,227	$—
Mutual funds	253,304	—
Total	$353,531	$—